Other operating expenses (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Details of other operating expenses [Abstract]
Leases and fees	$ (743)	$ (1,726)
Operation and maintenance	(32,444)	(25,897)
Independent professional services	(7,091)	(2,230)
Supplies	(7,391)	(7,176)
Insurance	(6,443)	(5,928)
Levies and duties	(9,909)	(9,688)
Other expenses	(2,173)	(1,770)
Total	$ (66,194)	$ (54,415)